Deposit on TruFood Provisions Co. Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Deposit on TruFood Provisions Co. Acquisition [Abstract]
Deposit on TruFood Provisions Co. Acquisition

NOTE 3 – DEPOSITS ON ACQUISITION

On September 27, 2018, the Company entered into a stock purchase agreement with 2603088 Ontario Inc. o/a Recipe Food Co., (“Recipe Food”), a corporation organized under the laws of the Province of Ontario, Canada. The Company will purchase stock of Recipe Food resulting in an 80% ownership. As of September 30, 2018, the Company has paid $35,500 related to this acquisition. The Company believes that this arrangement will provide a stronger basis for growth and innovation. Recipe Food will operate as a majority owned subsidiary of Cruzani, and Recipe Food will continue to be led by its founder, Dee Gibson. The Company formally completed the closing of the asset purchase agreement on October 2, 2018.

3.	Deposit on TruFood Provisions Co. Acquisition

On March 8, 2018, the Company entered into a share exchange agreement with TruFood Provisions Co (TruFood). Per the agreement, the Company will exchange 65% of the issued and outstanding stock of Cruzani and $75,000 for 100% of the equity of TruFood. It is expected that all other debt related to the operation of TruFood will be retired at or prior to the closing date. As of December 31, 2017, the Company had deposited $30,000 related to this acquisition and recorded the remaining balance of $45,000 in accounts payable.